SHARE-BASED COMPENSATION - Share options outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Option outstanding
Number outstanding (in shares) | shares	612,724
Aggregate intrinsic value | $	$ 14,650
Option exercisable
Number exercisable (in shares) | shares	541,639
Aggregate intrinsic value | $	$ 12,955
$1.00-$2.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 1.00
High end of range of exercise prices (in dollars per share)	$ 2.00
Option outstanding
Number outstanding (in shares) | shares	3,000
Weighted average remaining contractual life in years	3 months
Weighted average Exercise price per option (in dollars per share)	$ 2.00
Aggregate intrinsic value | $	$ 82
Option exercisable
Number exercisable (in shares) | shares	3,000
Weighted average Exercise price per option (in dollars per share)	$ 2.00
Aggregate intrinsic value | $	$ 82
$5.13
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 5.13
Option outstanding
Number outstanding (in shares) | shares	485,350
Weighted average remaining contractual life in years	5 years 5 months 16 days
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value | $	$ 11,683
Option exercisable
Number exercisable (in shares) | shares	432,551
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value | $	$ 10,412
$6.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 6.00
Option outstanding
Number outstanding (in shares) | shares	124,374
Weighted average remaining contractual life in years	6 years 7 months 6 days
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value | $	$ 2,885
Option exercisable
Number exercisable (in shares) | shares	106,088
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value | $	$ 2,461